Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-06262
Entity Registrant Name	BP PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1 St James’s Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4PD
Entity Address, Country	GB
Security Reporting Obligation	15(d)
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000313807
Auditor Firm ID	1147
Auditor Name	Deloitte LLP
Auditor Location	London, United Kingdom
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1 St James’s Square
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1Y 4PD
Entity Address, Country	GB
Contact Personnel Name	Kate Thomson
City Area Code	+44
Local Phone Number	(0) 20 7496 4000
Contact Personnel Fax Number	+44 (0) 20 7496 4630
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	BP
Security Exchange Name	NYSE
Ordinary Shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares of 25c each
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	16,662,465,251
3.796% Guaranteed Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	3.796% Guaranteed Notes due 2025
Trading Symbol	BP/25A
Security Exchange Name	NYSE
3.119% Guaranteed Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	3.119% Guaranteed Notes due 2026
Trading Symbol	BP/26A
Security Exchange Name	NYSE
3.410% Guaranteed Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	3.410% Guaranteed Notes due 2026
Trading Symbol	BP/26C
Security Exchange Name	NYSE
3.017% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.017% Guaranteed Notes due 2027
Trading Symbol	BP/27D
Security Exchange Name	NYSE
3.279% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.279% Guaranteed Notes due 2027
Trading Symbol	BP/27B
Security Exchange Name	NYSE
3.543% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.543% Guaranteed Notes due 2027
Trading Symbol	BP/27E
Security Exchange Name	NYSE
3.588% Guaranteed Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	3.588% Guaranteed Notes due 2027
Trading Symbol	BP/27ABP/27C
Security Exchange Name	NYSE
5.017% Guaranteed Notes due 2027 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.017% Guaranteed Notes due 2027
Trading Symbol	BP/27
Security Exchange Name	NYSE
3.723% Guaranteed Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.723% Guaranteed Notes due 2028
Trading Symbol	BP/28
Security Exchange Name	NYSE
3.937% Guaranteed Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.937% Guaranteed Notes due 2028
Trading Symbol	BP/28A
Security Exchange Name	NYSE
4.234% Guaranteed Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	4.234% Guaranteed Notes due 2028
Trading Symbol	BP/28B
Security Exchange Name	NYSE
4.868% Guaranteed Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.868% Guaranteed Notes due 2029
Trading Symbol	BP/29C
Security Exchange Name	NYSE
4.970% Guaranteed Notes due 2029 [Member]
Document Information [Line Items]
Title of 12(b) Security	4.970% Guaranteed Notes due 2029
Trading Symbol	BP/29A
Security Exchange Name	NYSE
4.699% Guaranteed Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	4.699% Guaranteed Notes due 2029
Trading Symbol	BP/29
Security Exchange Name	NYSE
1.749% Guaranteed Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	1.749% Guaranteed Notes due 2030
Trading Symbol	BP/30A
Security Exchange Name	NYSE
3.633% Guaranteed Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	3.633% Guaranteed Notes due 2030
Trading Symbol	BP/30
Security Exchange Name	NYSE
2.721% Guaranteed Notes due 2032
Document Information [Line Items]
Title of 12(b) Security	2.721% Guaranteed Notes due 2032
Trading Symbol	BP/32A
Security Exchange Name	NYSE
4.812% Guaranteed Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	4.812% Guaranteed Notes due 2033
Trading Symbol	BP/33
Security Exchange Name	NYSE
4.893% Guaranteed Notes due 2033
Document Information [Line Items]
Title of 12(b) Security	4.893% Guaranteed Notes due 2033
Trading Symbol	BP/33A
Security Exchange Name	NYSE
4.989% Guaranteed Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	4.989% Guaranteed Notes due 2034
Trading Symbol	BP/34
Security Exchange Name	NYSE
5.227% Guaranteed Notes due 2034 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.227% Guaranteed Notes due 2034
Trading Symbol	BP/34A
Security Exchange Name	NYSE
3.060% Guaranteed Notes due 2041
Document Information [Line Items]
Title of 12(b) Security	3.060% Guaranteed Notes due 2041
Trading Symbol	BP/41
Security Exchange Name	NYSE
2.772% Guaranteed Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	2.772% Guaranteed Notes due 2050
Trading Symbol	BP/50B
Security Exchange Name	NYSE
3.000% Guaranteed Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	3.000% Guaranteed Notes due 2050
Trading Symbol	BP/50A
Security Exchange Name	NYSE
3.067% Guaranteed Notes due 2050
Document Information [Line Items]
Title of 12(b) Security	3.067% Guaranteed Notes due 2050
Trading Symbol	BP/50
Security Exchange Name	NYSE
2.939% Guaranteed Notes due 2051
Document Information [Line Items]
Title of 12(b) Security	2.939% Guaranteed Notes due 2051
Trading Symbol	BP/51
Security Exchange Name	NYSE
3.001% Guaranteed Notes due 2052
Document Information [Line Items]
Title of 12(b) Security	3.001% Guaranteed Notes due 2052
Trading Symbol	BP/52
Security Exchange Name	NYSE
3.379% Guaranteed Notes due 2061
Document Information [Line Items]
Title of 12(b) Security	3.379% Guaranteed Notes due 2061
Trading Symbol	BP/61
Security Exchange Name	NYSE
4.375% Perpetual Subordinated Non-Call 5.25 Fixed Rate Reset Notes
Document Information [Line Items]
Title of 12(b) Security	4.375% Perpetual Subordinated Non-Call 5.25 Fixed Rate Reset Notes
Trading Symbol	BP/P1
Security Exchange Name	NYSE
4.875% Perpetual Subordinated Non-Call 10 Fixed Rate Reset Notes
Document Information [Line Items]
Title of 12(b) Security	4.875% Perpetual Subordinated Non-Call 10 Fixed Rate Reset Notes
Trading Symbol	BP/P2
Security Exchange Name	NYSE
6.125% Perpetual Subordinated Fixed Rate Reset Notes [Member]
Document Information [Line Items]
Title of 12(b) Security	6.125% Perpetual Subordinated Fixed Rate Reset Notes
Trading Symbol	BP/P4
Security Exchange Name	NYSE
6.450% Perpetual Subordinated Fixed Rate Reset Notes
Document Information [Line Items]
Title of 12(b) Security	6.450% Perpetual Subordinated Fixed Rate Reset Notes
Trading Symbol	BP/P3
Security Exchange Name	NYSE
First Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,232,838
Second Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,473,414